UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05495

Name of Fund: BlackRock High Income Shares (HIS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock High Income Shares, 800 Scudders Mill Road, Plainsboro, NJ, 08536.
            Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 – 03/31/2008

Item 1 – Schedule of Investments

BlackRock High Income Shares
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Industry	(000)	Corporate Bonds	Value
Aerospace & Defense - 1.6%	$680	CHC Helicopter Corp., 7.375%, 5/01/14	$677,450
	170	DRS Technologies, Inc., 6.875%, 11/01/13	166,600
	170	DRS Technologies, Inc., 7.625%, 2/01/18	170,000
	140	Hawker Beechcraft Acquisitions Co. LLC,
		8.875%, 4/01/15 (a)	136,929
	405	Hexcel Corp., 6.75%, 2/01/15	391,838
	140	L-3 Communications Corp., 5.875%, 1/15/15	134,050
	300	TransDigm, Inc., 7.75%, 7/15/14	300,000
			1,976,867
Airlines - 0.2%	280	American Airlines, Inc. Series 99-1, 7.324%, 4/15/11	268,633
Auto Components - 2.4%	130	Allison Transmission, 11%, 11/01/15 (b)	113,100
	830	Allison Transmission, 11.25%, 11/01/15 (a)(b)	646,261
	150	The Goodyear Tire & Rubber Co., 7.857%, 8/15/11	153,563
	512	The Goodyear Tire & Rubber Co., 8.625%, 12/01/11	536,960
	540	Lear Corp., 8.75%, 12/01/16	461,025
	22	Meritor Automotive Inc., 6.80%, 2/15/09	20,625
	935	Metaldyne Corp., 10%, 11/01/13	561,000
	525	Stanadyne Corp. Series 1, 10%, 8/15/14	477,750
			2,970,284
Automobiles - 1.1%	1,330	Ford Capital BV, 9.50%, 6/01/10	1,197,000
	300	Ford Motor Co., 8.90%, 1/15/32	225,000
			1,422,000
Biotechnology - 0.4%	630	Angiotech Pharmaceuticals, Inc., 6.826%, 12/01/13 (c)	481,950
Building Products - 1.0%	540	CPG International I, Inc., 10.50%, 7/01/13	453,600
	185	Masonite International Corp., 11%, 4/06/15	125,800
	945	Momentive Performance Materials, Inc., 11.50%,
		12/01/16	719,381
			1,298,781
Chemicals - 3.7%	400	American Pacific Corp., 9%, 2/01/15	389,000
	1,070	Ames True Temper, Inc., 6.713%, 1/15/12 (c)	888,100
	60	Chemtura Corp., 6.875%, 6/01/16	53,400
	275	Hexion U.S. Finance Corp., 7.565%, 11/15/14 (c)	257,125
	250	Hexion U.S. Finance Corp., 9.75%, 11/15/14	268,125
	500	Huntsman International LLC, 7.375%, 1/01/15	517,500
	1,170	Innophos, Inc., 8.875%, 8/15/14	1,134,900
	205	Key Plastics LLC, 11.75%, 3/15/13 (b)	147,600
	755	MacDermid, Inc., 9.50%, 4/15/17 (b)	675,725
	110	NOVA Chemicals Corp., 7.863%, 11/15/13 (c)	92,125
	265	Terra Capital, Inc. Series B, 7%, 2/01/17	261,356
			4,684,956
Commercial Services & Supplies -	275	Aramark Corp., 8.50%, 2/01/15	275,687
4.3%	400	Casella Waste Systems, Inc., 9.75%, 2/01/13	391,000
	1,164	DI Finance Series B, 9.50%, 2/15/13	1,190,190
	275	FTI Consulting, Inc., 7.75%, 10/01/16	284,625
	625	PNA Intermediate Holding Corp., 10.065%,
		2/15/13 (a)(c)	482,383
	90	Sally Holdings LLC, 9.25%, 11/15/14	89,775

BlackRock High Income Shares
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Industry	(000)	Corporate Bonds	Value
	$529	Sally Holdings LLC, 10.50%, 11/15/16	$489,325
	800	Waste Services, Inc., 9.50%, 4/15/14	766,000
	375	West Corp., 9.50%, 10/15/14	335,625
	1,195	West Corp., 11%, 10/15/16	1,009,775
			5,314,385
Communications Equipment - 0.6%	945	Nortel Networks Ltd., 6.963%, 7/15/11 (c)	810,338
Containers & Packaging - 5.9%	375	Berry Plastics Holding Corp., 6.675%, 9/15/14 (c)	296,250
	695	Berry Plastics Holding Corp., 8.875%, 9/15/14	606,387
	255	Crown Americas LLC, 7.75%, 11/15/15	262,012
	65	Graphic Packaging International Corp., 9.50%, 8/15/13	62,400
	775	Impress Holdings BV, 5.838%, 9/15/13 (b)(c)	643,250
	1,000	Jefferson Smurfit Corp. US, 7.50%, 6/01/13	860,000
	2,600	Owens-Brockway Glass Container, Inc., 8.25%, 5/15/13	2,691,000
	1,034	Pregis Corp., 12.375%, 10/15/13	961,620
	1,140	Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17	957,600
			7,340,519
Diversified Financial Services -	140	Ford Motor Credit Co. LLC, 8.625%, 11/01/10	121,981
2.5%	290	Ford Motor Credit Co. LLC, 5.46%, 1/13/12 (c)	214,525
	1,500	Ford Motor Credit Co. LLC, 7.80%, 6/01/12	1,237,311
	710	GMAC LLC, 6.875%, 8/28/12	539,550
	150	GMAC LLC, 6.75%, 12/01/14	106,155
	475	GMAC LLC, 8%, 11/01/31	340,429
	600	Leucadia National Corp., 8.125%, 9/15/15	603,000
			3,162,951
Diversified Telecommunication	2,085	Cincinnati Bell, Inc., 7.25%, 7/15/13	2,048,512
Services - 5.2%	230	Qwest Capital Funding, Inc., 7%, 8/03/09	228,850
	910	Qwest Communications International, Inc.,
		7.50%, 2/15/14	855,400
	850	Qwest Corp., 6.05%, 6/15/13 (c)	765,000
	1,100	Wind Acquisition Finance SA, 10.75%, 12/01/15 (b)	1,122,000
	855	Windstream Corp., 8.125%, 8/01/13	840,038
	645	Windstream Corp., 8.625%, 8/01/16	633,712
			6,493,512
Electric Utilities - 1.5%	35	Edison Mission Energy, 7.50%, 6/15/13	35,875
	462	Elwood Energy LLC, 8.159%, 7/05/26	446,658
	150	Homer City Funding LLC Series B, 8.734%, 10/01/26	160,123
	154	Midwest Generation LLC Series B, 8.56%, 1/02/16	167,566
	290	NSG Holdings LLC, 7.75%, 12/15/25 (b)	281,300
	656	Salton Sea Funding Corp. Series E, 8.30%, 5/30/11	743,666
			1,835,188
Electrical Equipment - 0.9%	400	Coleman Cable, Inc., 9.875%, 10/01/12	332,000
	830	Superior Essex Communications LLC, 9%, 4/15/12	798,875
			1,130,875
Electronic Equipment	440	NXP BV, 5.463%, 10/15/13 (c)	363,000
& Instruments - 0.8%	80	Sanmina-SCI Corp., 6.75%, 3/01/13	69,400
	645	Sanmina-SCI Corp., 8.125%, 3/01/16	570,825
			1,003,225

BlackRock High Income Shares
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Industry	(000)	Corporate Bonds	Value
Energy Equipment & Services -	$135	Compagnie Generale de Geophysique-Veritas,
2.1%		7.50%, 5/15/15	$137,025
	220	Compagnie Generale de Geophysique-Veritas,
		7.75%, 5/15/17	223,300
	100	Grant Prideco, Inc. Series B, 6.125%, 8/15/15	102,250
	1,560	North American Energy Partners, Inc., 8.75%, 12/01/11	1,544,400
	615	SemGroup LP, 8.75%, 11/15/15 (b)	562,725
			2,569,700
Food & Staples Retailing - 0.7%	250	Rite Aid Corp., 8.125%, 5/01/10	243,750
	755	Rite Aid Corp., 7.50%, 3/01/17	679,500
			923,250
Food Products - 0.8%	1,010	Del Monte Corp., 8.625%, 12/15/12	1,027,675
Gas Utilities - 0.6%	50	El Paso Natural Gas Co., 8.375%, 6/15/32	56,784
	305	Southern Natural Gas, 8%, 3/01/32	333,242
	345	Targa Resources, Inc., 8.50%, 11/01/13	317,400
			707,426
Health Care Equipment &	900	Norcross Safety Products LLC Series B,
Supplies - 2.5%		9.875%, 8/15/11	927,000
	2,400	ReAble Therapeutics Finance LLC, 10.875%,
		11/15/14 (b)	2,256,000
			3,183,000
Health Care Providers & Services -	460	Accellent, Inc., 10.50%, 12/01/13	368,000
2.7%	250	Community Health Systems, Inc. Series WI,
		8.875%, 7/15/15	250,937
	360	Omnicare, Inc. Series OCR, 3.25%, 12/15/35 (d)	238,500
	125	Tenet Healthcare Corp., 6.375%, 12/01/11	112,813
	1,730	Tenet Healthcare Corp., 6.50%, 6/01/12	1,531,138
	700	United Surgical Partners International, Inc.,
		8.875%, 5/01/17	658,000
	140	Universal Hospital Services, Inc., 8.288%, 6/01/15 (c)	124,600
	150	Universal Hospital Services, Inc., 8.50%, 6/01/15 (a)	146,133
			3,430,121
Hotels, Restaurants & Leisure -	85	American Real Estate Partners LP, 7.125%, 2/15/13	77,137
5.8%	500	Caesars Entertainment, Inc., 7.875%, 3/15/10	468,750
	440	French Lick Resorts & Casino LLC, 10.75%, 4/15/14 (b)	264,000
	1,000	Gaylord Entertainment Co., 8%, 11/15/13	927,500
	450	Gaylord Entertainment Co., 6.75%, 11/15/14	391,500
	1,390	Great Canadian Gaming Corp., 7.25%, 2/15/15 (b)	1,322,238
	690	Greektown Holdings, LLC, 10.75%, 12/01/13 (b)	627,900
	1,470	Harrah's Operating Co., Inc., 10.75%, 2/01/18 (a)(b)	1,190,700
	610	Pinnacle Entertainment, Inc., 7.50%, 6/15/15 (b)	480,375
	630	Seneca Gaming Corp. Series B, 7.25%, 5/01/12	593,775
	5	Station Casinos, Inc., 6.625%, 3/15/18	2,775
	170	Travelport LLC, 7.701%, 9/01/14 (c)	137,700
	415	Tropicana Entertainment LLC Series WI,
		9.625%, 12/15/14	215,281

BlackRock High Income Shares
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Industry	(000)	Corporate Bonds	Value
	$110	Universal City Florida Holding Co. I, 7.989%,
		5/01/10 (c)	$106,700
	525	Virgin River Casino Corp., 9%, 1/15/12	399,000
	100	Wynn Las Vegas LLC, 6.625%, 12/01/14	96,250
			7,301,581
Household Durables - 1.0%	690	Jarden Corp., 7.50%, 5/01/17	603,750
	1,000	K Hovnanian Enterprises, Inc., 7.75%, 5/15/13	530,000
	165	The Yankee Candle Co., Inc., 9.75%, 2/15/17	131,175
			1,264,925
IT Services - 2.1%	495	First Data Corp., 9.875%, 9/24/15 (b)	407,138
	335	iPayment, Inc., 9.75%, 5/15/14	297,313
	1,416	iPayment Investors LP, 12.75%, 7/15/14 (a)(b)	1,407,112
	310	SunGard Data Systems, Inc., 9.125%, 8/15/13	313,100
	135	SunGard Data Systems, Inc., 10.25%, 8/15/15	135,675
			2,560,338
Independent Power Producers &	250	The AES Corp., 9.50%, 6/01/09	258,000
Energy Traders - 3.3%	1,250	AES Red Oak LLC Series B, 9.20%, 11/30/29	1,250,000
	1,350	Energy Future Holding Corp., 11.25%, 11/01/17 (a)(b)	1,269,656
	100	NRG Energy, Inc., 7.25%, 2/01/14	98,750
	570	NRG Energy, Inc., 7.375%, 2/01/16	558,600
	290	Texas Competitive Electric Holdings Co. LLC, 10.25%,
		11/01/15 (b)	288,913
	430	Texas Competitive Electric Holdings Co. LLC, 10.50%,
		11/01/16 (a)(b)	408,001
			4,131,920
Insurance - 0.7%	800	Alliant Holdings I, Inc., 11%, 5/01/15 (b)	640,000
	310	USI Holdings Corp., 6.94%, 11/15/14 (b)(c)	223,975
			863,975
Leisure Equipment & Products -	430	Easton-Bell Sports, Inc., 8.375%, 10/01/12	349,375
0.5%	350	Quiksilver, Inc., 6.875%, 4/15/15	281,750
			631,125
Machinery - 3.1%	890	AGY Holding Corp., 11%, 11/15/14 (b)	801,000
	340	Accuride Corp., 8.50%, 2/01/15	277,100
	370	RBS Global, Inc., 8.875%, 9/01/16	327,450
	1,720	Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (b)	1,324,400
	175	Terex Corp., 7.375%, 1/15/14	173,250
	1,010	Terex Corp., 8%, 11/15/17	1,004,950
			3,908,150
Marine - 0.2%	254	Navios Maritime Holdings, Inc., 9.50%, 12/15/14	253,048
Media - 16.0%	730	Affinion Group, Inc., 10.125%, 10/15/13	725,437
	315	Affinion Group, Inc., 11.50%, 10/15/15	303,975
	160	American Media Operations, Inc. Series B,
		10.25%, 5/01/09	107,600
	6	American Media Operations, Inc. Series B,
		10.25%, 5/01/09 (b)	3,869
	230	Bonten Media Acquisition Co., 9%, 6/01/15 (a)(b)	170,257
	865	CMP Susquehanna Corp., 9.875%, 5/15/14	596,850

BlackRock High Income Shares
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Industry	(000)	Corporate Bonds	Value
	$750	Cablevision Systems Corp. Series B, 7.133%, 4/01/09 (c)	$744,375
	1,250	Charter Communications Holdings I, LLC, 11%, 10/01/15	865,187
	2,530	Charter Communications Holdings II, LLC,
		10.25%, 9/15/10	2,301,012
	500	Charter Communications Operating, LLC, 8.375%,
		4/30/14 (b)	450,000
	1,213	Dex Media West LLC, 9.875%, 8/15/13	1,055,310
	300	DirecTV Holdings LLC, 8.375%, 3/15/13	304,125
	152	EchoStar DBS Corp., 7%, 10/01/13	143,260
	325	EchoStar DBS Corp., 7.125%, 2/01/16	303,062
	160	Harland Clarke Holdings Corp., 7.815%, 5/15/15 (c)	99,200
	190	Harland Clarke Holdings Corp., 9.50%, 5/15/15	139,650
	420	Intelsat Bermuda Ltd., 9.25%, 6/15/16	423,150
	1,025	Intelsat Corp., 9%, 6/15/16	1,032,688
	100	Intelsat Intermediate Holding Co. Ltd., 9.804%,
		2/01/15 (e)	85,000
	780	Intelsat Subsidiary Holding Co. Ltd., 8.625%, 1/15/15	785,850
	830	Network Communications, Inc., 10.75%, 12/01/13	618,350
	1,405	Nielsen Finance LLC, 10%, 8/01/14	1,397,975
	783	PanAmSat Corp., 9%, 8/15/14	788,873
	575	Paxson Communications Corp., 5.963%, 1/15/12 (b)(c)	465,750
	1,358	ProtoStar I Ltd., 12.50%, 10/15/12 (b)(c)(d)	1,344,869
	300	R.H. Donnelley Corp., 8.875%, 10/15/17 (b)	187,500
	1,080	R.H. Donnelley Corp. Series A-3, 8.875%, 1/15/16	683,100
	1,653	Rainbow National Services LLC, 10.375%, 9/01/14 (b)	1,752,180
	225	Sinclair Broadcast Group, Inc. Class A, 4.875%,
		7/15/18 (d)(f)	204,750
	90	Sirius Satellite Radio, Inc., 9.625%, 8/01/13	75,825
	1,570	TL Acquisitions, Inc., 10.50%, 1/15/15 (b)	1,350,200
	304	Windstream Regatta Holdings, Inc., 11%, 12/01/17 (b)	185,440
	355	Young Broadcasting, Inc., 10%, 3/01/11	222,763
			19,917,432
Metals & Mining - 4.1%	415	AK Steel Corp., 7.75%, 6/15/12	418,631
	480	Aleris International, Inc., 9%, 12/15/14 (a)	334,201
	90	Blaze Recycling & Metals LLC, 10.875%, 7/15/12 (b)	79,200
	240	FMG Finance Pty Ltd., 10%, 9/01/13 (b)	258,000
	735	FMG Finance Pty Ltd., 10.625%, 9/01/16 (b)	826,875
	550	Freeport-McMoRan Copper & Gold, Inc., 5.883%,
		4/01/15 (c)	540,375
	1,820	Freeport-McMoRan Copper & Gold, Inc., 8.375%,
		4/01/17	1,931,475
	180	Ryerson, Inc., 10.614%, 11/01/14 (b)(c)	162,000
	300	Ryerson, Inc., 12%, 11/01/15 (b)	283,500
	230	Steel Dynamics, Inc., 7.375%, 11/01/12 (b)	232,300
			5,066,557
Multiline Retail - 0.3%	345	Neiman Marcus Group, Inc., 9%, 10/15/15 (a)	340,157

BlackRock High Income Shares
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Industry	(000)	Corporate Bonds	Value
Oil, Gas & Consumable Fuels -	$1,200	Alpha Natural Resources LLC, 10%, 6/01/12	$1,254,000
8.4%	240	Atlas Energy Resources LLC, 10.75%, 2/01/18 (b)	243,000
	275	Berry Petroleum Co., 8.25%, 11/01/16	281,187
	515	Chaparral Energy, Inc., 8.50%, 12/01/15	448,050
	350	Chesapeake Energy Corp., 6.375%, 6/15/15	339,500
	235	Chesapeake Energy Corp., 6.625%, 1/15/16	230,300
	245	Compton Petroleum Finance Corp., 7.625%, 12/01/13	234,587
	1,130	Corral Finans AB, 7.716%, 4/15/10 (a)(b)	1,023,998
	75	Denbury Resources, Inc., 7.50%, 12/15/15	76,687
	1,115	EXCO Resources, Inc., 7.25%, 1/15/11	1,084,337
	740	East Cameron Gas Co., 11.25%, 7/09/19	540,200
	130	Encore Acquisition Co., 6%, 7/15/15	117,000
	550	Forest Oil Corp., 7.25%, 6/15/19	559,625
	725	KCS Energy, Inc., 7.125%, 4/01/12	685,125
	980	OPTI Canada, Inc., 8.25%, 12/15/14	970,200
	660	Overseas Shipholding Group, Inc., 8.25%, 3/15/13	662,475
	420	Sabine Pass LNG LP, 7.50%, 11/30/16	405,300
	150	Whiting Petroleum Corp., 7.25%, 5/01/12	148,125
	1,155	Whiting Petroleum Corp., 7.25%, 5/01/13	1,137,675
			10,441,371
Paper & Forest Products - 2.5%	485	Abitibi-Consolidated, Inc., 6%, 6/20/13	235,225
	80	Abitibi-Consolidated, Inc., 8.85%, 8/01/30	36,000
	85	Bowater Canada Finance Corp., 7.95%, 11/15/11	58,225
	170	Bowater, Inc., 9%, 8/01/09	142,800
	350	Bowater, Inc., 5.80%, 3/15/10 (c)	252,000
	100	Domtar Corp., 7.875%, 10/15/11	100,000
	160	Domtar Corp., 7.125%, 8/15/15	150,800
	1,010	NewPage Corp., 10%, 5/01/12	1,025,150
	435	NewPage Corp., 12%, 5/01/13	436,088
	175	Norske Skog Canada Ltd., 7.375%, 3/01/14	131,250
	130	Verso Paper Holdings LLC Series B, 6.989%, 8/01/14 (c)	109,850
	465	Verso Paper Holdings LLC Series B, 9.125%, 8/01/14	448,725
			3,126,113
Pharmaceuticals - 0.4%	610	Catalent Pharma Solutions, Inc., 9.50%, 4/15/15 (a)(b)	494,100
Real Estate Management &	800	Realogy Corp., 10.50%, 4/15/14	538,000
Development - 1.3%	1,580	Realogy Corp., 11%, 4/15/14 (a)	900,600
	325	Realogy Corp., 12.375%, 4/15/15	144,625
			1,583,225
Road & Rail - 0.0%	70	Avis Budget Car Rental LLC, 5.565%, 5/15/14 (c)	54,950
Semiconductors & Semiconductor	160	Amkor Technology, Inc., 7.75%, 5/15/13	146,000
Equipment - 1.1%	245	Amkor Technology, Inc., 9.25%, 6/01/16	235,812
	830	Freescale Semiconductor, Inc., 6.675%, 12/15/14 (a)	605,900
	550	Spansion, Inc., 6.201%, 6/01/13 (b)(c)	371,250
			1,358,962
Software - 0.2%	338	BMS Holdings, Inc., 9.954%, 2/15/12 (a)(b)(c)	213,789
Specialty Retail - 7.0%	240	Asbury Automotive Group, Inc., 7.625%, 3/15/17	189,600
	360	AutoNation, Inc., 4.713%, 4/15/13 (c)	295,200

BlackRock High Income Shares
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Industry	(000)	Corporate Bonds	Value
	$360	AutoNation, Inc., 7%, 4/15/14	$319,500
	210	Beverages & More, Inc., 9.25%, 3/01/12 (b)	198,450
	1,000	General Nutrition Centers, Inc., 7.199%, 3/15/14 (a)(c)	832,876
	990	General Nutrition Centers, Inc., 10.75%, 3/15/15	829,125
	400	Group 1 Automotive, Inc., 2.25%, 6/15/36 (d)(f)	255,000
	2,307	Lazy Days' R.V. Center, Inc., 11.75%, 5/15/12	1,834,065
	1,160	Michaels Stores, Inc., 10%, 11/01/14	1,015,000
	715	Michaels Stores, Inc., 11.375%, 11/01/16	561,275
	1,910	Rent-A-Center, Inc. Series B, 7.50%, 5/01/10	1,766,750
	710	United Auto Group, Inc., 7.75%, 12/15/16	614,150
			8,710,991
Tobacco - 0.3%	350	Reynolds American, Inc., 7.625%, 6/01/16	368,257
Wireless Telecommunication	1,000	American Tower Corp., 7.125%, 10/15/12	1,022,500
Services - 7.0%	650	Centennial Communications Corp., 8.448%, 1/01/13 (c)	565,500
	645	Centennial Communications Corp., 8.125%, 2/01/14	609,525
	540	Cricket Communications, Inc., 9.375%, 11/01/14 (b)	511,650
	590	Digicel Group Ltd., 8.875%, 1/15/15 (b)	492,650
	1,320	Digicel Group Ltd., 9.125%, 1/15/15 (a)(b)	1,114,679
	300	FiberTower Corp., 9%, 11/15/12 (d)	241,125
	280	iPCS, Inc., 5.364%, 5/01/13 (c)	215,600
	1,115	MetroPCS Wireless, Inc., 9.25%, 11/01/14	1,025,800
	1,980	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (b)	1,920,600
	1,000	Rural Cellular Corp., 8.25%, 3/15/12	1,025,000
			8,744,629
		Total Corporate Bonds
		(Cost - $149,221,441) - 106.8%	133,371,230
		Floating Rate Loan Interests
Health Care Providers &	748	Rotech Healthcare, Inc. Term Loan B, 10.832%, 9/26/11	650,960
Services - 0.5%
Hotels, Restaurants &	1,672	Travelport, Inc. Term Loan, 11.838%, 3/20/12 (a)	1,136,927
Leisure - 0.9%
Household Products - 0.2%	14	Spectrum Brands, Inc. Letter of Credit, 5.086%, 4/15/13	12,153
	273	Spectrum Brands, Inc. Term Loan B-1, 9.25%, 4/15/13	241,900
			254,053
IT Services - 0.7%	1,000	Alliance Data Systems Term Loan, 8.058%, 12/15/14	930,000
Independent Power Producers &	249	TXU Corp. Term Loan B-2, 8.396%, 10/14/29	226,960
Energy Traders - 1.3%	1,496	TXU Corp. Term Loan B-3, 8.396%, 10/10/14	1,357,847
			1,584,807
Machinery - 0.1%	166	Rexnord Corp. Term Loan, 12.85%, 3/02/13 (a)	116,077
Media - 2.7%	152	Education Media and Publishing First Lien Term Loan,
		6.901%, 5/15/09	144,886
	1,098	Education Media and Publishing First Lien Term Loan B,
		6.901%, 11/14/14	988,636
	2,528	Education Media and Publishing Second Lien Term Loan,
		11.401%, 11/14/14	2,199,741
			3,333,263

BlackRock High Income Shares
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Industry	(000)	Floating Rate Loan Interests	Value
Paper & Forest Products - 0.7%	$940	Verso Paper Holdings LLC Term Loan B,
		9.489%, 2/01/13	$831,900
		Total Floating Rate Loan Interests
		(Cost - $10,003,060) - 7.1%	8,837,987
	Shares	Common Stocks (g)
Containers & Packaging - 0.2%	4,745	Owens-Illinois, Inc.	267,789
	18	Pliant Corp.	0
			267,789
Machinery - 0.0%	64,467	Goss Holdings Inc. Class B	1
Wireless Telecommunication	495	Crown Castle International Corp.	17,073
Services - 0.0%
		Total Common Stocks (Cost - $206,907) - 0.2%	284,863
		Preferred Stocks
Containers & Packaging - 0.5%	30,000	Smurfit-Stone Container Corp., 7% (d)	612,186
Electrical Equipment - 0.0%	60,000	Superior Essex Holding Corp. Series A, 9.50%	45,000
Independent Power Producers &	500	NTG Energy, Inc., 4%	1,001,875
Energy Traders - 0.8%
Media - 0.2%	10,300	Emmis Communications Corp. Class A, 6.25% (d)	270,375
Wireless Telecommunication	10,000	Crown Castle International Corp., 6.25% (d)	560,000
Services - 0.5%
		Total Preferred Stocks (Cost - $2,139,684) - 2.0%	2,489,436
	Beneficial
	Interest
	(000)	Other Interests (h)
Health Care Providers &	$4,737	Critical Care Systems International, Inc.	1,592
Services - 0.0%
		Total Other Interests (Cost - $0) - 0.0%	1,592
	Par
	(000)	Short-Term Securities
	$1,800	Federal Home Loan Bank, 1.50%, 4/01/08	1,800,000
		Total Short-Term Securities
		(Cost - $1,800,000) - 1.4%	1,800,000
		Total Investments (Cost - $163,370,533*) - 117.5%	146,785,108
		Liabilities in Excess of Other Assets - (17.5%)	(21,916,970)
		Net Assets - 100.0%	$124,868,138

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$163,370,533
Gross unrealized	$1,319,741
Gross unrealized	(17,905,166)
Net unrealized depreciation	$(16,585,425)

(a)	Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Floating rate security. Rate shown is as of report date.

BlackRock High Income Shares
Schedule of Investments as of March 31, 2008 (Unaudited)

(d)	Convertible security.
(e)	Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.
(f)	Represents a step bond.
(g)	Non-income producing security.
(h)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

BlackRock High Income Shares

Effective January 1, 2008, the BlackRock High Income Shares (the “Fund”) adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 – price quotations in active markets/exchanges for identical securities

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market–corroborated inputs)

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Level 1	$284,861
Level 2	145,958,455
Level 3	541,792
Total	$146,785,108

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in
Securities
Balance, as of December 31, 2008	$541,792
Accrued discounts/premiums	0
Realized gain (loss)	0
Change in unrealized appreciation	0
Net purchases (sales)	0
Net transfers in/out of Level 3	0
Balance, as of March 31, 2008	$541,792

Item 2 – Controls and Procedures

2(a) –    The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Income Shares

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock High Income Shares

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock High Income Shares

Date: May 22, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock High Income Shares

Date: May 22, 2008